Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Leases [Abstract]
Summary of Future Noncancelable Minimum Rental Payments under Master Lease

Under the Master Lease, remaining noncancelable minimum rental payments as of September 30, 2017 are as follows:

Year ending December 31,	(in thousands)
2017	$165,425
2018	670,651
2019	682,764
2020	695,119
2021	707,721
2022	662,137
Thereafter	2,099,134

$5,682,951

Under the Master Lease, future noncancelable minimum rental payments are as follows:

Year ending December 31,	(in thousands)
2017	$658,775
2018	670,651
2019	682,764
2020	695,119
2021	707,721
Thereafter	2,761,271